PROPERTY AND EQUIPMENT (Details-Schedule of major classes of property and equipment) Details - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Furniture, fixtures and equipment		$ 1,264,001	$ 1,569,328
Less: Accumulated depreciation		(660,748)	(1,227,148)
Furniture, fixtures and equipment, Net	$ 695,800	$ 603,253	$ 342,180